Subsequent Events (Details) - EBP 100	1 Months Ended
Oct. 31, 2025
Minimum
EBP, Subsequent Event [Line Items]
Planned business separation, term	18 months
Maximum
EBP, Subsequent Event [Line Items]
Planned business separation, term	24 months